Schedule of Investments (unaudited) January 31, 2020	iShares® U.S. Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 15.7%
AbbVie Inc.	815,017	$66,032,677
ACADIA Pharmaceuticals Inc.(a)(b)	62,003	2,476,400
Agios Pharmaceuticals Inc.(a)(b)	32,588	1,588,013
Alexion Pharmaceuticals Inc.(a)	121,959	12,121,505
Alkermes PLC(a)	86,795	1,511,101
Allogene Therapeutics Inc.(a)(b)	28,002	608,203
Alnylam Pharmaceuticals Inc.(a)	61,501	7,059,700
Amgen Inc.	327,470	70,749,893
Biogen Inc.(a)	99,446	26,736,057
BioMarin Pharmaceutical Inc.(a)	99,043	8,270,091
Bluebird Bio Inc.(a)(b)	30,510	2,431,342
Blueprint Medicines Corp.(a)(b)	29,705	1,884,782
Exact Sciences Corp.(a)	77,172	7,198,604
Exelixis Inc.(a)(b)	167,035	2,873,002
FibroGen Inc.(a)(b)	43,326	1,813,193
Gilead Sciences Inc.	697,255	44,066,516
Immunomedics Inc.(a)(b)	101,264	1,880,472
Incyte Corp.(a)	98,612	7,205,579
Intercept Pharmaceuticals Inc.(a)(b)	13,787	1,274,057
Ionis Pharmaceuticals Inc.(a)	70,503	4,111,735
Moderna Inc.(a)	113,257	2,322,901
Myriad Genetics Inc.(a)	40,581	1,122,065
Neurocrine Biosciences Inc.(a)	50,832	5,087,267
Portola Pharmaceuticals Inc.(a)(b)	38,596	493,643
Regeneron Pharmaceuticals Inc.(a)	44,024	14,877,471
Sage Therapeutics Inc.(a)(b)	28,485	1,887,986
Sarepta Therapeutics Inc.(a)(b)	38,943	4,515,830
Seattle Genetics Inc.(a)(b)	63,348	6,866,290
Ultragenyx Pharmaceutical Inc.(a)(b)	30,018	1,577,446
United Therapeutics Corp.(a)(b)	24,021	2,346,131
Vertex Pharmaceuticals Inc.(a)	141,722	32,177,980

		345,167,932

Health Care Equipment & Supplies — 26.4%
Abbott Laboratories	974,060	84,879,588
ABIOMED Inc.(a)(b)	24,832	4,625,953
Align Technology Inc.(a)	39,527	10,162,392
Avanos Medical Inc.(a)	26,556	731,352
Baxter International Inc.	281,381	25,104,813
Becton Dickinson and Co.	149,058	41,017,780
Boston Scientific Corp.(a)(b)	768,173	32,163,403
Cantel Medical Corp.	20,673	1,344,985
Cooper Companies Inc. (The)	27,327	9,479,463
Danaher Corp.	352,319	56,677,558
Dentsply Sirona Inc.	122,690	6,870,640
DexCom Inc.(a)	50,255	12,098,891
Edwards Lifesciences Corp.(a)	114,948	25,272,467
Globus Medical Inc., Class A(a)	42,263	2,209,510
Haemonetics Corp.(a)	27,802	2,985,657
Hill-Rom Holdings Inc.	36,855	3,924,689
Hologic Inc.(a)	147,882	7,914,645
ICU Medical Inc.(a)	10,519	1,919,402
IDEXX Laboratories Inc.(a)	47,277	12,812,540
Insulet Corp.(a)(b)	34,098	6,616,376
Integra LifeSciences Holdings Corp.(a)	39,151	2,154,871
Intuitive Surgical Inc.(a)	63,696	35,655,747
LivaNova PLC(a)(b)	26,759	1,818,809
Masimo Corp.(a)	27,051	4,614,901
Medtronic PLC	738,718	85,277,606

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Neogen Corp.(a)	28,885	$1,943,094
NuVasive Inc.(a)	28,791	2,220,362
Penumbra Inc.(a)(b)	17,663	3,099,150
ResMed Inc.	79,244	12,597,419
Steris PLC	46,775	7,048,525
Stryker Corp.	177,454	37,389,558
Teleflex Inc.(b)	25,519	9,480,564
Varian Medical Systems Inc.(a)	50,141	7,048,320
West Pharmaceutical Services Inc.	40,816	6,365,255
Zimmer Biomet Holdings Inc.	113,358	16,765,648

		582,291,933

Health Care Providers & Services — 18.4%
Acadia Healthcare Co. Inc.(a)(b)	48,983	1,573,824
Amedisys Inc.(a)	17,759	3,134,286
Anthem Inc.	139,745	37,071,554
Centene Corp.(a)	321,753	20,209,306
Chemed Corp.(b)	8,830	4,123,963
Cigna Corp.(a)	205,804	39,592,573
Covetrus Inc.(a)(b)	53,137	653,585
CVS Health Corp.	716,996	48,626,669
DaVita Inc.(a)	49,471	3,951,249
Encompass Health Corp.	54,397	4,190,201
Guardant Health Inc.(a)(b)	22,282	1,694,323
HCA Healthcare Inc.	145,805	20,237,734
HealthEquity Inc.(a)	39,027	2,578,124
Henry Schein Inc.(a)	80,939	5,579,935
Humana Inc.	72,983	24,539,804
Laboratory Corp. of America Holdings(a)	53,526	9,388,460
McKesson Corp.	99,306	14,162,029
MEDNAX Inc.(a)(b)	46,118	1,063,942
Molina Healthcare Inc.(a)(b)	34,411	4,231,521
Premier Inc., Class A(a)(b)	36,666	1,274,877
Quest Diagnostics Inc.	74,284	8,221,010
Tenet Healthcare Corp.(a)	57,324	1,813,731
UnitedHealth Group Inc.	522,145	142,258,405
Universal Health Services Inc., Class B	44,309	6,075,207

		406,246,312

Health Care Technology — 0.2%
Teladoc Health Inc.(a)(b)	39,968	4,065,145

Life Sciences Tools & Services — 7.5%
Agilent Technologies Inc.	170,556	14,081,103
Avantor Inc.(a)	123,025	2,272,272
Bio-Rad Laboratories Inc., Class A(a)	11,925	4,303,971
Bio-Techne Corp.	20,986	4,406,430
Bruker Corp.	55,890	2,764,878
Charles River Laboratories International Inc.(a)	26,917	4,160,830
Illumina Inc.(a)	81,016	23,500,311
IQVIA Holdings Inc.(a)	99,454	15,440,234
Mettler-Toledo International Inc.(a)(b)	13,422	10,162,870
PRA Health Sciences Inc.(a)	34,903	3,536,023
Repligen Corp.(a)(b)	25,855	2,595,584
Syneos Health Inc.(a)(b)	34,237	2,100,782
Thermo Fisher Scientific Inc.	220,997	69,214,050
Waters Corp.(a)	35,530	7,951,259

		166,490,597

Pharmaceuticals — 31.6%
Allergan PLC	180,922	33,767,282
Bristol-Myers Squibb Co.	1,291,942	81,327,749

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Catalent Inc.(a)	80,524	$4,920,017
Elanco Animal Health Inc.(a)	218,028	6,737,065
Eli Lilly & Co.	465,655	65,024,064
Horizon Therapeutics PLC(a)	102,834	3,546,745
Jazz Pharmaceuticals PLC(a)	31,226	4,476,247
Johnson & Johnson	1,450,494	215,935,042
Merck & Co. Inc.	1,403,159	119,885,905
Mylan NV(a)	284,455	6,093,026
Nektar Therapeutics(a)(b)	96,889	1,927,122
Perrigo Co. PLC	75,029	4,279,654
Pfizer Inc.	3,050,001	113,582,037
Zoetis Inc.	262,501	35,230,259

		696,732,214

Total Common Stocks — 99.8% (Cost: $2,010,821,282)		2,200,994,133

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	33,129,873	33,149,751

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	2,507,000	$2,507,000

		35,656,751

Total Short-Term Investments — 1.6% (Cost: $35,643,996)		35,656,751

Total Investments in Securities — 101.4% (Cost: $2,046,465,278)		2,236,650,884

Other Assets, Less Liabilities — (1.4)%		(30,978,305)

Net Assets — 100.0%		$2,205,672,579

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	39,194,069	(6,064,196)	33,129,873	$33,149,751	$210,131	(b)	$3,717		$4,552
BlackRock Cash Funds: Treasury, SL Agency Shares	3,938,417	(1,431,417)	2,507,000	2,507,000	47,072		—		—

				$35,656,751	$257,203		$3,717		$4,552

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Health Care Index	44	03/20/20	$4,404	$(90,909)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Healthcare ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,200,994,133	$—	$—	$2,200,994,133
Money Market Funds	35,656,751	—	—	35,656,751

	$2,236,650,884	$—	$—	$2,236,650,884

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(90,909)	$—	$—	$(90,909)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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